UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 15.6%
Hotels, Restaurants & Leisure - 3.8%
Bally Technologies Inc.	465,510	$19,053,324	*
Penn National Gaming Inc.	377,380	13,483,788	*

Total Hotels, Restaurants & Leisure		32,537,112

Media - 1.4%
Lions Gate Entertainment Corp.	1,853,480	11,491,576	*

Specialty Retail - 10.4%
Advance Auto Parts Inc.	197,370	12,619,838
Hibbett Sports Inc.	449,740	14,400,675	*
J. Crew Group Inc.	296,876	12,890,356	*
Jos. A. Bank Clothiers Inc.	272,692	11,652,129	*
Lumber Liquidators Holdings Inc.	499,882	13,966,703	*
Ross Stores Inc.	214,560	13,989,312
Urban Outfitters Inc.	247,020	8,354,216	*

Total Specialty Retail		87,873,229

TOTAL CONSUMER DISCRETIONARY		131,901,917

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
Casey’s General Stores Inc.	259,049	11,006,992

ENERGY - 4.4%
Energy Equipment & Services - 3.0%
Lufkin Industries Inc.	162,820	10,863,351
Oceaneering International Inc.	187,270	14,462,862	*

Total Energy Equipment & Services		25,326,213

Oil, Gas & Consumable Fuels - 1.4%
Comstock Resources Inc.	354,710	9,825,467	*
GMX Resources Inc.	443,038	2,312,658	*

Total Oil, Gas & Consumable Fuels		12,138,125

TOTAL ENERGY		37,464,338

FINANCIALS - 8.6%
Capital Markets - 4.4%
Affiliated Managers Group Inc.	180,835	18,414,428	*
Duff & Phelps Corp., Class A Shares	546,580	9,269,997
Financial Engines Inc.	412,620	9,358,221	*

Total Capital Markets		37,042,646

Commercial Banks - 1.9%
Old National Bancorp	639,570	6,862,586
SVB Financial Group	186,710	9,796,674	*

Total Commercial Banks		16,659,260

Diversified Financial Services - 0.8%
Primus Guaranty Ltd.	1,386,334	6,640,540	*

Real Estate Investment Trusts (REITs) - 0.1%
Gramercy Capital Corp.	282,200	996,166	*

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.	133,890	11,868,010

TOTAL FINANCIALS		73,206,622

HEALTH CARE - 16.9%
Biotechnology - 5.4%
Acorda Therapeutics Inc.	346,964	7,615,860	*
Alexion Pharmaceuticals Inc.	157,590	13,209,194	*
ARIAD Pharmaceuticals Inc.	929,170	5,923,459	*
Regeneron Pharmaceuticals Inc.	474,890	15,994,295	*
Vanda Pharmaceuticals Inc.	386,056	3,092,308	*

Total Biotechnology		45,835,116

Health Care Equipment & Supplies - 2.0%
Conceptus Inc.	296,380	4,002,612	*
Integra LifeSciences Holdings Corp.	270,396	12,540,966	*

Total Health Care Equipment & Supplies		16,543,578

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.7%
Accretive Health Inc.	206,760	$3,750,627	*
Mednax Inc.	265,932	17,591,402	*
Owens & Minor Inc.	351,210	10,371,231

Total Health Care Providers & Services		31,713,260

Health Care Technology - 1.1%
athenahealth Inc.	208,010	8,931,949	*

Life Sciences Tools & Services - 3.3%
Luminex Corp.	354,620	6,021,448	*
Mettler-Toledo International Inc.	149,850	22,356,121	*

Total Life Sciences Tools & Services		28,377,569

Pharmaceuticals - 1.4%
Auxilium Pharmaceuticals Inc.	515,730	11,701,914	*

TOTAL HEALTH CARE		143,103,386

INDUSTRIALS - 11.9%
Aerospace & Defense - 1.7%
Orbital Sciences Corp.	839,983	14,330,110	*

Commercial Services & Supplies - 2.5%
Copart Inc.	171,650	6,737,263	*
Corrections Corporation of America	595,050	14,763,190	*

Total Commercial Services & Supplies		21,500,453

Construction & Engineering - 1.8%
Quanta Services Inc.	625,440	14,841,691	*

Electrical Equipment - 0.4%
A123 Systems Inc.	372,436	3,374,270	*

Machinery - 3.4%
IDEX Corp.	553,330	21,945,068
Tennant Co.	178,400	7,196,656

Total Machinery		29,141,724

Trading Companies & Distributors - 2.1%
MSC Industrial Direct Co. Inc., Class A Shares	297,100	17,656,653

TOTAL INDUSTRIALS		100,844,901

INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.7%
Comverse Technology Inc.	933,630	6,124,613	*

Electronic Equipment, Instruments & Components - 0.2%
Elster Group SE, ADR	86,000	1,368,260	*

Internet Software & Services - 8.1%
comScore Inc.	353,658	8,473,646	*
Dice Holdings Inc.	128,660	1,680,300	*
Digital River Inc.	342,120	10,858,889	*
Mercadolibre Inc.	227,577	15,425,169	*
Monster Worldwide Inc.	744,270	12,392,095	*
Taleo Corp., Class A Shares	671,335	19,777,529	*

Total Internet Software & Services		68,607,628

IT Services - 1.0%
Online Resources Corp.	1,319,830	8,869,257	*

Semiconductors & Semiconductor Equipment - 5.4%
Cymer Inc.	245,800	11,943,422	*
Integrated Device Technology Inc.	1,004,100	6,406,158	*
LSI Corp.	2,210,602	13,683,626	*
Novellus Systems Inc.	134,050	4,835,184	*
Varian Semiconductor Equipment Associates Inc.	199,820	8,881,999	*

Total Semiconductors & Semiconductor Equipment		45,750,389

Software - 13.5%
Aspen Technology Inc.	770,590	10,903,848	*
Blackboard Inc.	493,550	19,179,353	*
Fortinet Inc.	279,150	10,733,317	*
Longtop Financial Technologies Ltd., ADR	312,570	10,283,553	*
MICROS Systems Inc.	276,344	12,639,975	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY			SHARES	VALUE
Software - continued
Radiant Systems Inc.			459,900	$8,393,175	*
Solarwinds Inc.			549,700	10,389,330	*
Sourcefire Inc.			690,988	17,005,215	*
Verint Systems Inc.			418,895	14,435,122	*

Total Software				113,962,888

TOTAL INFORMATION TECHNOLOGY				244,683,035

MATERIALS - 5.6%
Chemicals - 4.0%
Rockwood Holdings Inc.			529,084	21,475,519	*
Senomyx Inc.			621,950	3,700,602	*
Solutia Inc.			366,880	8,592,330	*

Total Chemicals				33,768,451

Metals & Mining - 1.6%
Compass Minerals International Inc.			144,516	13,276,685

TOTAL MATERIALS				47,045,136

TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
SBA Communications Corp., Class A Shares			472,410	19,274,328	*

UTILITIES - 2.2%
Electric Utilities - 2.2%
ITC Holdings Corp.			289,030	18,989,271

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $651,229,800)				827,519,926

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with RBS Securities Inc.; Proceeds at maturity - $13,599,083; (Fully collateralized by various U.S. government obligations, 2.625% due 8/15/20 to 11/15/20; Market value - $13,871,606) (Cost - $13,599,000)	0.220%	2/1/11	$13,599,000	13,599,000

TOTAL INVESTMENTS - 99.3% (Cost - $664,828,800#)				841,118,926
Other Assets in Excess of Liabilities - 0.7%				6,304,853

TOTAL NET ASSETS - 100.0%				$847,423,779

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Written Options - 0.0%
Regeneron Pharmaceuticals Inc., Call (Premiums Received - $44,297)	2/19/11	$38.00	642	$22,470

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$827,519,926	—	—	$827,519,926
Short-term investments†	—	$13,599,000	—	13,599,000

Total investments	$827,519,926	$13,599,000	—	$841,118,926

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$22,470	—	—	$22,470

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of December 31, 2010, the Fund held written options with credit related contingent features which had a liability position of $22,470. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counter-party.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$231,844,982
Gross unrealized depreciation	(55,554,856)

Net unrealized appreciation	$176,290,126

During the period ended January 31, 2011, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2010	1,545	$220,600
Options written	1,071	80,333
Options closed	—	—
Options exercised	(1,545)	(220,600)
Options expired	(429)	(36,036)

Written options, outstanding January 31, 2011	642	$44,297

Notes to Schedule of Investments (unaudited) (continued)

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$100,611

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 25, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 25, 2011